Employee Benefits	12 Months Ended
Dec. 31, 2013
Employee Benefits [Abstract]
Employee Benefits

13. EMPLOYEE BENEFITS

Postretirement Plan—In conjunction with the acquisition of the coal operations of American Electric Power on April 16, 2004, the Operating Company acquired a postretirement benefit plan providing healthcare to eligible employees at its Hopedale operations. The Partnership has no other postretirement plans.

Summaries of the changes in benefit obligations and funded status of the plan as of the measurement dates of December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Benefit obligation at beginning of period	$ 6,747	$ 5,649	$ 6,641
Changes in benefit obligations:
Service costs	385	378	491
Interest cost	186	231	312
Benefits paid	(253)	(133)	(72)
Actuarial (gain)/loss	(945)	622	(1,723)
Benefit obligation at end of period	$ 6,120	$ 6,747	$ 5,649
Fair value of plan assets at end of period	$ -	$ -	$ -
Funded status	$ (6,120)	$ (6,747)	$ (5,649)

The classification of net amounts recognized for postretirement benefits as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
	(in thousands)
Current liability—postretirement benefits	$ (334)	$ (227)
Non-current liability—postretirement benefits	(5,786)	(6,520)
Net amount recognized	$ (6,120)	$ (6,747)

The amounts recognized in accumulated other comprehensive income for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$ 1,431	$ 2,348	$ 625
Actuarial gain (loss)	945	(622)	1,723
Amortization of net actuarial gain	(145)	(295)	-
Net actuarial gain	$ 2,231	$ 1,431	$ 2,348

The amounts reclassified from accumulated other comprehensive income to Cost of operations in the Partnership’s consolidated statements of operations for the years ended December 31, 2013 and 2012 was $0.1 million and $0.3 million, respectively.  No amounts were reclassified from accumulated other comprehensive income for the year ended December 31, 2011.

	December 31,
	2013	2012
Weighted Average assumptions used to determine benefit obligations:
Discount rate	3.96%	2.80%
Expected return on plan assets	n/a	n/a

	Year Ended December 31,
	2013	2012	2011
Weighted Average assumptions used to determine periodic benefit cost:
Discount rate	2.80%	4.15%	4.75%
Expected return on plan assets	n/a	n/a	n/a
Rate of compensation increase	n/a	n/a	n/a

The components of net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Service costs	$ 385	$ 378	$ 491
Interest cost	186	231	312
Amortization of (gain)	(145)	(295)	-
Benefit cost	$ 426	$ 314	$ 803

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit cost during the year ending December 31, 2014, are as follows:

(in thousands)
Net actuarial gain	$ 367

Expected future benefit payments are as follows:

Period	(in thousands)
2014	$ 334
2015	397
2016	538
2017	602
2018	659
2019-2023	$ 4,337

For benefit obligation measurement purposes, a 7.30% annual rate of increase in the per capita cost of covered health care benefits was assumed, gradually decreasing to 4.50% in 2027 and remaining level thereafter.

Net periodic benefit cost is determined using the assumptions as of the beginning of the year, and the funded status is determined using the assumptions as of the end of the year. Effective June 1, 2007, employees hired by the Partnership are not eligible for benefits under the plan.

The expense and liability estimates can fluctuate by significant amounts based upon the assumptions used by the Partnership. As of December 31, 2013, a one-percentage‑point change in assumed health care cost trend rates would have the following effects:

	One-Percentage	One-Percentage
	Point Increase	Point Decrease
(in thousands)
Effect on total service and interest cost components	$ 58	$ (52)
Effect on postretirement benefit obligation	$ 467	$ (433)

401(k) Plans—The Partnership and certain subsidiaries sponsor defined contribution savings plans for all employees. Under one defined contribution savings plan, the Partnership matches voluntary contributions of participants up to a maximum contribution based upon a percentage of a participant’s salary with an additional matching contribution possible at the Partnership’s discretion. The expense under these plans for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
401(k) plan expense	$ 2,243	$ 2,322	$ 2,245